Warrants (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	May 18, 2022	Aug. 20, 2021	Oct. 31, 2023	Jan. 31, 2023	Jul. 17, 2023	Jan. 31, 2022	Jan. 05, 2022
Share purchase warrants outstanding			14,254,813	2,256,070
Share purchase warrants exercisable			13,747,281	1,748,538
Warrants weighted average remaining life			2 years 8 months 19 days	2 years 5 months 19 days
Weighted average exercise price of warrant				$ 0.82
Weighted average intrinsic value for warrants outstanding				$ 0		$ 10,012
Warrants term			3 years		3 years
Weighted average exercise price of warrant			$ 0.21				$ 0.377
Warrants expiration extend, description	the Company extended all warrants issued by the Company which expired or will expire during the year 2022. These warrants are extended for an additional three years. All other terms of the warrants remain unchanged, fully considering the reverse split effective on February 25, 2021, which applied equivalently to price and number of shares for all warrants.
Aggregate intrinsic value			$ 5,850
Investor [Member]
Warrants to purchase common stock				6,649		98,552
Warrants term				3 years		3 years
Weighted average exercise price of warrant				$ 0.53
Investor [Member] | Triton Funds LP [Member]
Warrants term		5 years
Number of warrants issued		507,532
Investor [Member] | Minimum [Member]
Weighted average exercise price of warrant						$ 0.805
Investor [Member] | Maximum [Member]
Weighted average exercise price of warrant						$ 1.646
Investor [Member] | Maximum [Member] | Triton Funds LP [Member]
Warrants to purchase common stock		1,000,000